Going Concern (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Sep. 29, 2026 USD ($)	Sep. 29, 2026 CNY (¥)	Aug. 03, 2026 USD ($)	Aug. 03, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Going Concern [Line Items]
Incurred net losses	$ 35,101,942	¥ 238,170,188	¥ 19,885,492
Accumulated deficit	398,800,000							¥ 2,705,784,183	¥ 2,475,998,594
Working capital	$ 20,200,000							¥ 137,200,000	¥ 113,200,000
Interest rate	3.50%							3.50%
Net cash provided by operating activities	$ 1,500,000	¥ 10,100,000	¥ 15,000,000
Subsequent Event [Member]
Going Concern [Line Items]
Loan amount				$ 300,000	¥ 2,100,000	$ 900,000	¥ 6,000,000